GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 20:-      GEOGRAPHIC INFORMATION

a.
General:

The Company operates in one reportable segment. The Company's chief operating decision-maker (CODM) is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on the Company’s business results. The CODM uses one measurement of profitability and does not segregate its business for internal reporting.

b.
The Company provides one group of similar products and services to its customers. The Company considers its products to be a group of similar products since each product in the Company's portfolio has similar characteristics, including the fact that they are used by customers to perform a comprehensive aesthetic service, are sold to similar classes of customers and have similar production processes and are subject to similar degrees of economic risks and uncertainties. Additionally, all of the products are physically-tested in the Company's manufacturing process and are each controlled by similar launch processes.

c.	Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2016, 2015 and 2014. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2016		2015		2014
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$105,727	$5,085	$107,527	$2,933	$91,825	$2,601
Europe and Middle East (excluding Israel)	84,020	1,163	79,615	207	82,786	296
Asia Pacific	63,978	701	62,324	390	44,406	138
Japan	30,968	783	16,193	365	25,460	9
Israel	2,853	4,797	4,461	5,928	3,217	3,967
Other	10,556	-	7,729	-	8,056	-

	$298,102	$12,529	$277,849	$9,823	$255,750	$7,011

d.	Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2016, 2015 and 2014.